Loans and Related Allowance for Credit Losses, Payment Performance of Consumer Loan Modifications (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 897
Charge-offs	47
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified, commitment to lend additional funds	233
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	791
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	688
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	95
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	8
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1,291
Charge-offs	98
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified during the period, subsequent default	280
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1,287
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	860
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	197
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	230
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	764
Charge-offs	9
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	760
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	460
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	120
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	180
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	459
Charge-offs	82
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	459
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	344
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	68
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	47
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	24
Charge-offs	3
Total Consumer [Member] | Auto [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	24
Total Consumer [Member] | Auto [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	19
Total Consumer [Member] | Auto [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	4
Total Consumer [Member] | Auto [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	44
Charge-offs	4
Total Consumer [Member] | Other consumer [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	44
Total Consumer [Member] | Other consumer [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	37
Total Consumer [Member] | Other consumer [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	5
Total Consumer [Member] | Other consumer [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 2